Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Redeemable Convertible Preferred Stock [Abstract]
Redeemable Convertible Preferred Stock
10.	Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock as of March 31, 2026 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	98,058,282	161,904	137,282
		157,039,424	149,616,222	$197,867	$173,245

Redeemable convertible preferred stock as of December 31, 2025 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	93,624,871	155,236	131,075
		157,039,424	145,182,811	$191,199	$167,038

During the three months ended March 31, 2026, all remaining outstanding SAFEs converted into 4,433,411 shares of Series F redeemable convertible preferred stock at a conversion price of $1.40 per share. Because the redemption events are not solely within the control of the Company, the redeemable convertible preferred stock continues to be presented outside of permanent equity as mezzanine equity on the condensed consolidated balance sheets.

12.	Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock as of December 31, 2025 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	93,624,871	155,236	131,075
		157,039,424	145,182,811	$191,199	$167,038

Redeemable convertible preferred stock as of December 31, 2024 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	87,142,870	49,050,528	68,671	68,671
		138,700,810	100,608,468	$104,634	$104,634

As of December 31, 2025, the holders of each series of redeemable convertible preferred stock (collectively, the “Preferred Stock”) have the following rights and preferences:

i.	Conversion

Each share of redeemable convertible preferred stock is convertible at the right and option of the stockholder into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price for the relevant series of redeemable convertible preferred stock by the conversion price of $0.0525 for Series A redeemable convertible preferred stock, $0.21 for Series B redeemable convertible preferred stock, $0.85 for Series C redeemable convertible preferred stock, $1.00 for Series D redeemable convertible preferred stock, $1.12 for Series E redeemable convertible preferred stock and $1.40 for Series F redeemable convertible preferred stock, as adjusted per the terms of the Company’s Certificate of Incorporation.

Each share of redeemable convertible preferred stock automatically converts into fully paid shares of common stock at the conversion price immediately prior to the closing of a firmly underwritten public offering in which the gross cash proceeds to the Company (before underwriting discounts, commissions, and fees) are at least $50.0 million at a price per share of common stock of at least $5.20 as adjusted for any stock dividends, combinations, splits, and recapitalizations with respect to the common stock after December 14, 2018, the filing date of the Tenth Amended and Restated Certificate of Incorporation.

Each share of Series A preferred, Series B preferred, Series C preferred, Series D preferred and Series E preferred automatically converts into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the outstanding shares of Series A preferred, Series B preferred, Series C preferred, Series D preferred and Series E preferred voting together as a single class. In addition, each share of Series F preferred shall automatically be converted into shares of common stock, at any time upon the affirmative election of the holders of at least a majority of the outstanding shares of Series F preferred.

ii.	Liquidation

Upon any voluntary or involuntary liquidation, dissolution, or winding up of the Company, each stockholder of Series F redeemable convertible preferred stock is entitled to receive, prior and in preference to any distribution of any assets or surplus funds to the holders of Series A, B, C, D and E redeemable convertible preferred stock and common stock, an amount per share up to the original issue price of $1.40, in addition to all declared but unpaid dividends. If the full amount is not available for distribution, amounts shall be paid out in proportion to the aggregate preferential amounts owed. After the distributions described above have been paid in full, the remaining assets of the Company shall be distributed to Series A, B, C, D and E redeemable convertible preferred stock an amount per share up to the original issue price of $0.0525, $0.21, $0.85, $1.00 and $1.12, respectively, in addition to all declared but unpaid dividends. If the full amount is not available for distribution, amounts shall be paid out in proportion to the aggregate preferential amounts owed. After the distributions described above have been paid in full, the remaining assets of the Company shall be distributed ratably among the holders of Series A, B, C, D, E and F redeemable convertible preferred stock and common stock with the shares of Series A, B, C, D, E and F redeemable convertible preferred stock being treated as if they had been converted to shares of common stock at the then applicable conversion rate.

iii.	Voting Rights

Each share of redeemable convertible preferred stock has the right to one vote for each share of common stock into which such redeemable convertible preferred stock could be converted, and with respect to such vote, each holder will have full voting rights and powers equal to holders of common stock.

iv.	Dividends

Each stockholder of Series A, B, C, D, E and F stock is entitled to receive cash dividends of $0.0042, $0.0168, $0.068, $0.08, $0.0896, and $0.112, respectively, per share per annum when and if declared by the board of directors, prior to payment of dividends on common stock. Dividends are noncumulative and shall be paid in cash or capital stock. No dividends have been declared to date.

v.	Redemption

The redeemable convertible preferred stock contains provisions which provide for redemption of the shares upon a voluntary or involuntary liquidation, dissolution, winding up, or Deemed Liquidation Event such as a merger, sale, lease transfer or other disposition of all or substantially all the assets of the Company. These provisions are considered contingent redemption provisions that are not solely within the control of the Company and are deemed to be not probable. Accordingly, the convertible redeemable preferred stock is presented outside of permanent equity in mezzanine equity of the consolidated balance sheets.